27. EMPLOYEE BENEFITS (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) Participants	Dec. 31, 2017 BRL (R$) Participants	Dec. 31, 2016 BRL (R$) Participants
Disclosure of defined benefit plans [line items]
Total participants	34,985	35,176	34,051
Pension plan expense | R$	R$ 40,199	R$ 41,544	R$ 35,798
Active contributors
Disclosure of defined benefit plans [line items]
Total participants	20,872	20,734
Retired employees
Disclosure of defined benefit plans [line items]
Total participants	13,454	13,587
Related beneficiaries
Disclosure of defined benefit plans [line items]
Total participants	659	855